Balances and Transactions With Related Parties and Key Officers	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Balances And Transactions With Related Parties And Key Officers

Note 24:  Balances and Transactions With Related Parties and Key Officers

a.	Related parties consist of:

•	Clal Biotechnologies Industries Ltd.- Related party.
•	Directors of the Company.

1.	Balances of related parties:

Other Payables
Related Party:
As of December 31, 2021	144
As of December 31, 2022	177
Directors:
As of December 31, 2021	96
As of December 31, 2022	130

2.	Transactions with related parties:

Rental fee:	Year ended December 31
	2022	2021	2020
Related party	457	469	446

Professional fee *:	Year ended December 31
	2022	2021	2020

Directors	484	375	272
Related party	63	85	54
	547	460	326
Number of Directors	*10	8	8

*	Not included share based compensation detailed in Note 19.
*	During 2022 two members of the board of directors were replaced.

b.	Key Officers:

1.	Balances of Key Officers of the Company

Other Payables
Key Officers of the Company

As of December 31, 2022	754
As of December 31, 2021	353

•	Represents the officer’s gross salary, bonuses and vacation provisions without share based compensation.

2.	Compensation of Key Officers of the Company:

The following amounts disclosed in the table are recognized as an expense during the reporting period related to officers:

	Year ended December 31
	2022	2021	2020
Short-term employee benefits (*)(**)	2,880	1,788	1,993
Share-based compensation	797	518	467

	3,677	2,306	2,460
Number of officers	7	5	5

(*) One-time expenses amounted $309 for the year ended December 31, 2022, are associated with the management changes.

(**) In December 2007, the Company's board of directors approved one‑time bonus payments to the Chief Medical Officer in the amounts of $120, which was recorded in profit and loss in December 2022 upon achieving marketing approval in the United States.